UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

COLT SECURITIZATION DEPOSITOR, LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor: 0002057124

COLT 2026-2 Mortgage Loan Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable): ________________

Donna Yi (212) 849-9658
Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE

REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

COLT SECURITIZATION DEPOSITOR, LLC

By:	/s/ Donna Yi
Name:	Donna Yi
Title:	Vice President

Date:  February 20, 2026

EXHIBIT INDEX

99.1	AMC Diligence, LLC (“AMC”) Due Diligence Executive Summary
99.2	AMC Valuation Summary
99.3	AMC Exception Grades
99.4	AMC Rating Agency Grades
99.5	AMC Data Compare
99.6	Clarifii LLC (“Clarifii”) Narrative
99.7	Clarifii Rating Agency Grades Detail Report
99.8	Clarifii Rating Agency Grades Summary Report
99.9	Clarifii Data Compare Report
99.10	Clarifii Valuation Report
99.11	Clayton Services LLC (“Clayton”) Narrative
99.12	Clayton Loan Grades Report
99.13	Clayton Conditions Detail Report
99.14	Clayton Valuations Summary Report
99.15	Clayton Loan Level Tape Compare
99.16	Consolidated Analytics, Inc. (“Consolidated”) Narrative
99.17	Consolidated Grading Report Summary
99.18	Consolidated Valuations Summary Report
99.19	Consolidated Due Diligence Standard
99.20	Consolidated Data Compare Report
99.21	Evolve Mortgage Services (“Evolve”) Executive Summary
99.22	Evolve Rating Agency Grades
99.23	Evolve Exception Detail
99.24	Evolve Valuation Report
99.25	Evolve Data Compare
99.26	Maxwell Diligence Solutions, LLC (“MaxDiligence”) Narrative
99.27	MaxDiligence Standard Exceptions Report
99.28	MaxDiligence Grading Report
99.29	MaxDiligence Valuation Report
99.30	MaxDiligence Data Compare Report
99.31	Opus Capital Markets Consultants, LLC (“Opus”) Executive Narrative
99.32	Opus Rating Agency Grades Summary Report
99.33	Opus Valuation Report
99.34	Opus Data Compare Report
99.35	Opus Standard Findings Report
99.36	Selene Diligence LLC (“Selene”) Narrative
99.37	Selene Rating Agency Grades Summary Report
99.38	Selene Standard Findings Report
99.39	Selene Valuation Report
99.40	Selene Data Compare Report